Organization and Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 2,300	$ 2,150	$ 1,500
Provision Charged to Expense	844	655	1,122
Amounts Written Off	344	505	472
Balance, End of Year	$ 2,800	$ 2,300	$ 2,150